SHARE-BASED COMPENSATION - Schedule of Outstanding Options For RSUs and DSUs (Details)	3 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 1.65	$ 2.11
Weighted average exercise price of stock options granted (in CA$ per share)	0	2.75
Weighted average exercise price of stock options forfeited (in CA$ per share)	2.75	0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	$ 1.65	$ 2.20
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share, outstanding, beginning of year (in shares) | shares	897,240	297,658
Granted (in shares) | shares	0	811,458
Settled (in shares) | shares	(1,628)	0
Forfeited (in shares) | shares	(25,033)	(3,613)
Number of share, outstanding, end of year (in shares) | shares	870,579	1,105,503
Vested (in shares) | shares	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 3.99	$ 8.35
Weighted average exercise price of stock options granted (in CA$ per share)	0	2.75
Weighted average exercise price of stock options settled (in CA$ per option)	23.02	0
Weighted average exercise price of stock options forfeited (in CA$ per share)	2.75	6.92
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	4.04	4.24
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 0	$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share, outstanding, beginning of year (in shares) | shares	779,975	301,091
Settled (in shares) | shares	(30,981)	0
Number of share, outstanding, end of year (in shares) | shares	748,994	301,091
Vested (in shares) | shares	748,994	301,091
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)	$ 3.21	$ 4.23
Weighted average exercise price of stock options settled (in CA$ per option)	2.79	0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	3.23	4.23
Weighted average exercise price of stock options vested, end of year (in $CA per option)	$ 3.23	$ 4.23